Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (53,252)	$ (40,151)	$ (49,926)	$ (54,014)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	29,400	36,063	47,762	50,407
Non-cash interest	14,240	14,360	19,450	5,320
Loss on debt extinguishment	7,257			7,203
Stock-based compensation	2,998	2,552	3,435	2,265
Provision for losses on accounts receivable	2,640	3,059	4,088	3,104
Deferred income taxes	(567)	418	1,041	219
Change in fair value of contingent consideration	49	80	98	48
Change in fair value of Private Warrants	(1,651)
Impairment of intangible asset	22,529		0
Changes in operating assets and liabilities:
Accounts receivable	(16,477)	8,365	10,050	(16,712)
Prepaid expenses and other assets	(6,464)	(3,338)	87	2,404
Accounts payable and accrued expenses	(668)	4,734	4,675	(8,937)
Deferred revenue	(27)	(835)	(984)	396
Net cash provided by operating activities	7	25,307	39,776	(8,297)
Investing activities
Acquisitions, net of cash acquired		(3,124)	(3,124)	(1,950)
Purchases of property and equipment	(9,708)	(8,377)	(10,935)	(13,268)
Net cash used in investing activities	(9,708)	(11,501)	(14,059)	(15,218)
Financing activities
Issuance of common stock	38			414
Recapitalization transaction				186,503
Revolving credit facility - draws		29,000	29,000	54,500
Revolving credit facility - repayments		(29,000)	(29,000)	(54,500)
Payments for capital lease obligations	(846)	(688)	(1,595)	(1,427)
Debt acquisition costs	(2,031)
Proceeds long-term debt, net of original issue discount	294,000
Retirement of debt	(289,000)
Payments on long-term debt	(1,500)	(12,750)	(17,000)	(142,000)
Net cash provided by (used in) financing activities	661	(13,438)	(18,595)	43,490
Effect of foreign exchange rates	(375)	63	672	(7)
Net (decrease) increase in cash	(9,415)	431	7,794	19,968
Cash at beginning of period	51,201	43,407	43,407	23,439
Cash at end of period	41,786	43,838	51,201	43,407
Supplemental disclosure:
Cash paid for interest	21,184	24,857	32,196	42,693
Income tax refunds	157	311	(195)	470
Significant non-cash investing and financing activities
Assumption of Pivotal Debentures				200,000
Purchases of property and equipment in accounts payable and accrued expenses on the consolidated balance sheets	$ 297	$ 21	$ 394	129
Pivotal Acquisition Corp. [Member]
Financing activities
Recapitalization transaction				186,503
Significant non-cash investing and financing activities
Equity issued for acquisitions				$ 1,241